Related party transactions (Details Narrative) - USD ($)				1 Months Ended	12 Months Ended
	Jul. 05, 2023	Jul. 04, 2023	Jul. 01, 2022	Apr. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Shares issued				1,315,856
Sam Ash [Member]
Related Party Transaction [Line Items]
Related party amount of transaction					$ 318,924	$ 438,600
Gerbrand Van Heerden [Member]
Related Party Transaction [Line Items]
Accrued salaries
David Wiens [Member]
Related Party Transaction [Line Items]
Related party amount of transaction					246,673		$ 383,315
Accrued salaries						19,197
Key Management Personnel [Member]
Related Party Transaction [Line Items]
Accounts Payable and Accrued Liabilities					67,800	154,797
Richard Williams [Member]
Related Party Transaction [Line Items]
Related party amount of transaction					286,253	372,084
Due to related parties					$ 67,800	$ 135,600
Restricted stock units					894,199
Stock based compensation					$ 157,765
Richard Williams [Member] | One Third Increments [Member]
Related Party Transaction [Line Items]
Restricted stock units					1,588,800	1,110,756
Stock based compensation					$ 103,688
Richard Williams [Member] | One Third Increments One [Member]
Related Party Transaction [Line Items]
Stock based compensation					$ 78,393	$ 20,085
Sam Ash [Member]
Related Party Transaction [Line Items]
Restricted stock units					945,841
Stock based compensation					$ 166,876
Accrued salaries
Sam Ash [Member] | One Third Increments [Member]
Related Party Transaction [Line Items]
Restricted stock units					1,787,400	1,249,600
Stock based compensation					$ 116,649
Sam Ash [Member] | One Third Increments One [Member]
Related Party Transaction [Line Items]
Stock based compensation					88,192	$ 22,596
Gerbrand Van Heerden [Member]
Related Party Transaction [Line Items]
Related party amount of transaction					$ 132,000
David Wiens [Member]
Related Party Transaction [Line Items]
Restricted stock units					902,365
Stock based compensation					$ 159,206
David Wiens [Member] | One Third Increments [Member]
Related Party Transaction [Line Items]
Restricted stock units					1,456,400	1,018,193
Stock based compensation					$ 26,467	$ 12,939
Stock based compensation
Pam Saxton [Member]
Related Party Transaction [Line Items]
Related party amount of transaction					34,832	36,133
Shares issued		431,739
Cassandra Joseph [Member]
Related Party Transaction [Line Items]
Related party amount of transaction					34,832	36,133
Shares issued		431,739
Mark Cruise [Member]
Related Party Transaction [Line Items]
Related party amount of transaction					31,240	15,774
Shares issued		374,174	210,000
Paul Smith [Member]
Related Party Transaction [Line Items]
Related party amount of transaction					19,322
Shares issued	245,454
Dickson Hal [Member]
Related Party Transaction [Line Items]
Related party amount of transaction
Shares issued		374,174